TAX-FREE TRUST OF ARIZONA
                                Supplement to the
                       Statement of Additional Information
                             Dated October 24, 2009



         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Trust

The Board of Trustees

         The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Trust's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Trust's Distribution Plan and Shareholder Services Plan.

         The Trust has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Trust. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Trust's internal accounting procedures and controls. The Audit Committee had two meetings during the last fiscal year.

         The Trust has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

     On November 11, 2009, Ms. Tucker Hart Adams, Mr. Thomas A. Christopher, Mr. Gary C. Cornia and Lyle W. Hillyard were elected Trustees by the shareholders of the Trust.

Trustees and Officers

         The following material includes information about each Trustee and officer and the Chairman Emeritus of the Trust. All shares of the Trust listed as owned by the Trustees are Class A Shares unless indicated otherwise.


                                                                         Number of
                           Positions Held                                Portfolios       Other Directorships
                           with                                          in Fund          Held by Trustee
                           Trust and                                     Complex          (The position held is
Name, Address(1)           Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth          Service(2)       During Past 5 Years          by Trustee       indicated otherwise.)
------------------         ----------       -------------------          ----------       ---------------------

Interested
Trustee (3)
Diana P. Herrmann          Trustee since    Vice Chair and Chief Executive      12         ICI Mutual Insurance Company
New York, NY               1994 and         Officer of Aquila Management
(02/25/58)                 President        Corporation, Founder of the
                           since 1998       Aquila Group of Funds(4) and
                                            parent of Aquila Investment
                                            Management LLC, Manager since
                                            2004, President since 1997, Chief
                                            Operating Officer, 1997-2008, a
                                            Director since 1984, Secretary
                                            since 1986 and previously its
                                            Executive Vice President, Senior
                                            Vice President or Vice President,
                                            1986-1997; Chief Executive
                                            Officer and Vice Chair since
                                            2004, President and Manager of
                                            the Manager since 2003, and Chief
                                            Operating Officer of the Manager,
                                            2003-2008; Chair, Vice Chair,
                                            President, Executive Vice
                                            President and/or Senior Vice
                                            President of funds in the Aquila
                                            Group of Funds since 1986;
                                            Director of the Distributor since
                                            1997; Governor, Investment
                                            Company Institute (a trade
                                            organization for the U.S. mutual
                                            fund industry dedicated to
                                            protecting shareholder interests
                                            and educating the public about
                                            investing) for various periods,
                                            2004-2009, and head of its Small
                                            Funds Committee, 2004-2009;
                                            active in charitable and
                                            volunteer organizations.

Non-interested
Trustees

Anne J. Mills              Chair of the     President, Loring Consulting           5       None
Scottsdale, AZ             Board of         Company since 2001; Vice
(12/23/38)                 Trustees since   President for Business
                           2005 and         Management and CFO, Ottawa
                           Trustee since    University, 1992-2001,
                           1986             2006-2008; IBM Corporation,
                                            1965-1991; currently active
                                            with various charitable,
                                            educational and religious
                                            organizations.

Tucker Hart Adams          Trustee since    President, The Adams Group,           4        Griffis/Blessings, Inc.
Colorado Springs,          2009             Inc., an economic consulting                   (commercial property
CO                                          firm, since 1989; formerly                     development and
(01/11/38)                                  Chief Economist, United Banks                  management); Kachi
                                            of Colorado; currently or                      Partners (middle market
                                            formerly active with numerous                  buyouts);  Colorado Health
                                            professional and community                     Facilities Authority
                                            organizations.

Ernest Calderon            Trustee since    Founder, Calderon Law Offices,        3       None
Phoenix, AZ                2004             since 2004; Equity Partner,
(10/24/57)                                  Jennings, Strouss & Salmon,
                                            PLC, 1993-2004; member, Arizona
                                            Board of Regents since 2003 and
                                            member of Governor Janice
                                            Brewer's Transition Team since
                                            2009; Past President, Grand
                                            Canyon Council of Boy Scouts of
                                            America; Past President, State
                                            Bar of Arizona, 2003-2004;
                                            member, American Law Institute.


Thomas A.                  Trustee since    Vice President of Robinson,           5       None
Christopher                2009             Hughes & Christopher, C.P.A.s,
Danville, KY                                P.S.C., since 1977; President, A
(12/19/47)                                  Good Place for Fun, Inc., a sports
                                            facility, since 1987; currently or
                                            formerly active with various
                                            professional and community
                                            organizations.



Gary C. Cornia             Trustee since    Dean, Marriott School of              5        Lincoln Institute of
Orem, UT                   2009             Management, Brigham Young                      Land Policy, Cambridge,
(06/24/48)                                  University, since 2008;                        MA
                                            Director, Romney Institute of
                                            Public Management, Marriott
                                            School of Management,
                                            2004-2008; Professor,
                                            Marriott School of
                                            Management, 1980-present;
                                            Past President, the National
                                            Tax Association; Fellow,
                                            Lincoln Institute of Land
                                            Policy, 2002-present;
                                            Associate Dean, Marriott
                                            School of Management, Brigham
                                            Young University, 1991-2000;
                                            member, Utah Governor's Tax
                                            Review Committee since 1993.

Grady Gammage, Jr.         Trustee since    Founding partner, Gammage &           4                  None
Phoenix, AZ (10/01/51)     2001             Burnham, PLC, a law firm,
                                            Phoenix, Arizona, since 1983;
                                            director, Central Arizona
                                            Water Conservation District,
                                            1992-2004; director, Arizona
                                            State University Foundation
                                            since 1998; Maricopa
                                            Partnership for Arts &
                                            Culture; Public Architecture;
                                            Arizona Historical
                                            Foundation.

Lyle W. Hillyard           Trustee since    President of the law firm of          3                  None
Logan, UT                  2009             Hillyard, Anderson & Olsen,
(09/25/40)                                  Logan, Utah, since 1967;
                                            member of Utah Senate, 1985
                                            to present, in the following
                                            positions:  President, 2000,
                                            Senate Majority Leader,
                                            1999-2000, Assistant Majority
                                            Whip, 1995-1998; served as
                                            Chairman of the


John C. Lucking            Trustee          President, Econ-Linc, an economic     3                  None
Phoenix, AZ                since 1994       consulting firm, since 1995;
(05/20/43)                                  formerly Consulting Economist,
                                            Bank One Arizona and Chief
                                            Economist, Valley National Bank;
                                            member, Arizona's Joint Legislative
                                            Budget Committee Economic Advisory
                                            Panel and the Western Blue Chip
                                            Economic Forecast Panel; Board
                                            member, Northern Arizona University
                                            Foundation since 1997; member,
                                            various historical, civic and
                                            economic associations.
Other Individuals
Chairman Emeritus(5)

Lacy B. Herrmann          Founder and       Founder and Chairman of the Board,    N/A                 N/A
New York, NY              Chairman          Aquila Management Corporation, the
(05/12/29)                Emeritus since    sponsoring organization and parent
                          2005; Chairman    of the Manager or Administrator
                          of the Board of   and/or Adviser or Sub-Adviser to
                          Trustees          each fund of the Aquila Group of
                          1985-2005         Funds; Chairman of the Manager or
                                            Administrator and/or Adviser or
                                            Sub-Adviser to each since 2004;
                                            Founder and Chairman Emeritus of
                                            each fund in the Aquila Group of
                                            Funds; previously Chairman and a
                                            Trustee of each fund in the Aquila
                                            Group of Funds since its
                                            establishment until 2004 or 2005;
                                            Director of the Distributor since
                                            1981 and formerly Vice President or
                                            Secretary, 1981-1998; Director or
                                            trustee, Premier VIT, 1994-2009;
                                            Director or trustee of
                                            Oppenheimer Quest Value Funds Group,
                                            Oppenheimer Small Cap Value Fund,
                                            Oppenheimer Midcap Fund, 1987-2009,
                                            and Oppenheimer Rochester Group of
                                            Funds, 1995-2009; Trustee Emeritus,
                                            Brown University and the Hopkins
                                            School; active in university, school
                                            and charitable organizations.

Officers

Charles E.                Executive Vice    Executive Vice President of all        N/A                N/A
Childs, III               President since   funds in the Aquila Group of Funds
New York, NY              2003              and the Manager and the Manager's
(04/01/57)                                  parent since 2003; Executive Vice
                                            President and Chief Operating
                                            Officer of the Manager and the
                                            Manager's parent since 2008;
                                            formerly Senior Vice President,
                                            corporate development, Vice
                                            President, Assistant Vice President
                                            and Associate of the Manager's
                                            parent since 1987; Senior Vice
                                            President, Vice President or
                                            Assistant Vice President of the
                                            Aquila Money-Market Funds,
                                            1988-2003.

Maryann Bruce             Senior Vice       President, Aquila Distributors,       N/A                 N/A
Cornelius, NC             President since   Inc., since 2008; Senior Vice
(04/01/60)                2009              President of each of the equity and
                                            bond funds in the Aquila Group of
                                            Funds since 2009; Executive
                                            Managing Director, Evergreen
                                            Investments, 2004-2007, President,
                                            Evergreen Investment Services,
                                            Inc., 1999-2007; President and CEO,
                                            Allstate Financial Distributors,
                                            Inc., 1998-1999; Senior Vice
                                            President and Director Financial
                                            Institution Division,
                                            OppenheimerFunds, Inc., 1990-1998,
                                            Regional Vice President, 1987-1990;
                                            Vice President and Mutual Fund
                                            Marketing Manager, J.C. Bradford &
                                            Company, 1982-1987.


Todd W. Curtis Phoenix,   Senior Vice       Senior Vice President and          N/A                  N/A
AZ (06/08/49)             President since   Portfolio Manager, Tax-Free
                          2004              Trust of Arizona, since August
                                            2004; Vice President and
                                            Portfolio Manager, Churchill
                                            Tax-Free Fund of Kentucky, since
                                            2009, backup portfolio manager,
                                            2004-2009; Vice President and
                                            Portfolio Manager, Tax-Free Fund
                                            For Utah, since 2009; Vice
                                            President and Portfolio Manager,
                                            Banc One Investment Advisors,
                                            Inc. and its predecessors,
                                            1981-2004.

Alan R. Stockman          Senior Vice       Senior Vice President, Tax-Free    N/A                  N/A
Glendale, AZ              President since   Fund of Colorado, since 2009;
(07/31/54)                2001              Senior Vice President, Tax-Free
                                            Trust of Arizona since 2001, Vice
                                            President, 1999-2001; Vice
                                            President, Aquila Rocky Mountain
                                            Equity Fund since 1999; Bank One,
                                            Commercial Client Services
                                            representative, 1997-1999; Trader
                                            and Financial Consultant, National
                                            Bank of Arizona (Zions Investment
                                            Securities Inc.), Phoenix, Arizona
                                            1996-1997.

Marie E. Aro              Vice President    Senior Vice President, Aquila      N/A                  N/A
Denver, CO (02/10/55)     since 2004        Rocky Mountain Equity Fund, and
                                            Vice President, Tax-Free Trust of
                                            Arizona, since 2004; Senior Vice
                                            President, Aquila Three Peaks High
                                            Income Fund, since 2006; Vice
                                            President, INVESCO Funds Group,
                                            1998-2003; Vice President, Aquila
                                            Distributors, Inc., 1993-1997.

James Thompson            Assistant Vice    Vice President and Co-Portfolio    N/A                  N/A
Bountiful, Utah           President since   Manager, Tax-Free Fund For Utah,
(03/17/55)                2009              since 2009; Assistant Vice
                                            President and Backup Portfolio
                                            Manager, Tax-Free Trust of Arizona
                                            and Churchill Tax-Free Fund of
                                            Kentucky, since 2009; Senior Vice
                                            President, First Security
                                            Bank/Wells Fargo Brokerage
                                            Services LLC, Salt Lake City, UT,
                                            1991-2009.

Robert S. Driessen        Chief Compliance  Chief Compliance Officer of the    N/A                  N/A
New York, NY              Officer since     Trust and each of the other
(10/12/47)                2009              funds in the Aquila Group of
                                            Funds, the Manager and the
                                            Distributor since December 2009;
                                            Vice President, Chief Compliance
                                            Officer, Curian Capital, LLC, 2004
                                            - 2008; Vice President, Chief
                                            Compliance Officer, Phoenix
                                            Investment Partners, Ltd., 1999 -
                                            2004; Vice President, Risk
                                            Liaison, Corporate Compliance,
                                            Bank of America, 1996 - 1999; Vice
                                            President, Securities Compliance,
                                            Prudential Insurance Company of
                                            America, 1993 - 1996; Branch Chief
                                            and Supervisory Staff Accountant,
                                            US Securities and Exchange
                                            Commission, 1979 - 1993, Financial
                                            Analyst, Office of Disclosure
                                            Policy, 1973 - 1979 and
                                            Applications, 1972 - 1973; FINRA
                                            Securities Licenses: Series 7, 24,
                                            63 and 65.

Joseph P. DiMaggio        Chief Financial   Chief Financial Officer of each    N/A                   N/A
New York, NY              Officer since     fund in the Aquila Group of Funds
(11/06/56)                2003 and          since 2003 and Treasurer since
                          Treasurer since   2000.
                          2000

Edward M. W. Hines        Secretary since   Shareholder of Butzel Long, a      N/A                  N/A
New York, NY              1985              professional corporation,
(12/16/39)                                  counsel to the Trust, since
                                            2007; Partner of Hollyer Brady
                                            Barrett & Hines LLP, its
                                            predecessor as counsel, 1989-2007;
                                            Secretary of each fund in the
                                            Aquila Group of Funds.

John M. Herndon           Assistant         Assistant Secretary of each fund   N/A                  N/A
New York, NY (12/17/39)   Secretary since   in the Aquila Group of Funds
                          1995              since 1995 and Vice President of
                                            the three Aquila Money-Market
                                            Funds since 1990; Vice President
                                            of the Manager or its predecessor
                                            and current parent since 1990.

Lori A. Vindigni          Assistant         Assistant Treasurer of each fund   N/A                  N/A
New York, NY              Treasurer since   in the Aquila Group of Funds
(11/02/66)                2000              since 2000; Assistant Vice
                                            President of the Manager or its
                                            predecessor and current parent
                                            since 1998; Fund Accountant for
                                            the Aquila Group of Funds,
                                            1995-1998.


(1) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

 (3) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."

(5) The Chairman Emeritus may attend Board meetings but has no voting power.

                       Securities Holdings of the Trustees
                                (as of 12/31/08)

                                               Dollar Range of
                                               Ownership in                   Aggregate Dollar Range of Ownership
                                               Tax-Free                       in the
Name of Trustee                                Trust of Arizona(1)            Aquila Group of Funds (1)
---------------                                -------------------            ---------------------
Interested Trustee

Diana P. Herrmann                              C                              E

Non-interested Trustees

Tucker Hart Adams                              B(2)                           C

Ernest Calderon                                C                              C

Thomas A. Christopher                          B(3)                           E

Gary C. Cornia                                 B(4)                           E

Grady Gammage, Jr.                             D                              E

Lyle W. Hillyard                               B(5)                            D

John C. Lucking                                C                              C

Anne J. Mills                                  C                              D

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

  (2) As of July 20, 2009.

  (3) As of April 14, 2009.

  (4) As of June 8, 2009.

  (5) As of June 4, 2009.

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

Trustee Compensation

         The Trust does not currently pay fees to any of the Trust's officers or to Trustees affiliated with the Manager. For its fiscal year ended June 30, 2009, the Trust paid a total of $129,586 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Trust to its Trustees.

         The Trust is one of the twelve funds in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquila Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila Group of Funds.

                                                 Compensation
                                                 from all
                                                 funds              Number of
                                                 in the             boards on
                           Compensation          Aquila             which the
                           From the              Group of           Trustee now
Name                       Trust                 Funds              serves


Tucker Hart Adams           $     0              $47,000                4



Ernest Calderon             $18,500              $19,000                3



Thomas A. Christopher       $   786              $66,214                5



Gary C. Cornia              $     0              $49,000                5



Grady Gammage, Jr.          $17,500              $33,500                4



Lyle W. Hillyard            $     0              $21,000                3



John C. Lucking             $18,500              $39,500                3



Anne J. Mills               $27,000              $76,500                5



                         The date of this supplement is
                                January 8, 2010

                            TAX-FREE TRUST OF ARIZONA
                         Supplement to the Prospectuses
                             Dated October 24, 2009


         The material under the headings "Board of Trustees" and "Officers" on the inside back cover are replaced by the following:


Board of Trustees

Anne J. Mills, Chair
Tucker Hart Adams
Ernest Calderon
Thomas A. Christopher
Gary C. Cornia
Grady Gammage, Jr.
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking


Officers

Diana P. Herrmann, President
Todd W. Curtis, Senior Vice President and Portfolio Manager
Maryann Bruce, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary



                         The date of this supplement is
                                January 8, 2010